Commitments and Contingencies - Schedule of Future Minimum Commitments under Non-Cancellable Agreements (Details) ¥ in Thousands	Dec. 31, 2018 CNY (¥)
Commitments And Contingencies Disclosure [Abstract]
2019	¥ 4,284
2020	2,947
2021	1,600
2022 and after	978
Total	¥ 9,809